UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-06485
SELIGMAN GLOBAL FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 01/31

Portfolio of Investments
Seligman Global Smaller Companies Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.5%)(c)

Issuer	Shares		Value(a)
Australia (3.5%)
AJ Lucas Group	107,321		$307,489
Ausenco	109,167		388,006
Bendigo Bank	57,265		495,957
Karoon Gas Australia	58,044	(b)	366,462
Nufarm	29,348		263,597
SKILLED Group	141,855		242,189
Whitehaven Coal	117,128	(f)	454,425

Total			2,518,125

Belgium (2.0%)
Barco	6,385	(b)	261,592
D’Ieteren	795		341,437
Eurofins Scientific	5,135	(f)	252,316
EVS Broadcast Equipment	5,086		327,444
Hansen Transmissions Intl	203,984	(b)	290,164

Total			1,472,953

Bermuda (0.9%)
Platinum Underwriters Holdings	8,780		318,363
Textainer Group Holdings	17,900	(f)	305,016

Total			623,379

Brazil (1.6%)
Brasil Brokers Participacoes	78,600		328,589
COPASA	18,000		242,280
Cosan Industria Comercio	24,900	(b)	279,952
General Shopping Brasil	57,800	(b)	301,738

Total			1,152,559

Canada (2.1%)
Gammon Gold	38,500	(b)	332,255
Gluskin Sheff+ Associates	9,400		184,290
New Gold	83,600	(b)	339,416
Silvercorp Metals	24,100		127,364
Uranium Participation	47,500	(b)	269,244
Value Creation	58,000	(b,e)	5,968
Viterra	29,600	(b)	263,856

Total			1,522,393

China (0.8%)
Shanda Games ADR	30,500	(b,f)	259,250
Yingde Gases Group	317,000	(b)	320,936

Total			580,186

Denmark (0.5%)
DSV	18,509	(b,f)	328,447

Issuer	Shares		Value(a)
Finland (0.5%)
Outotec	9,977		334,603

France (2.4%)
bioMerieux	2,478		272,388
CFAO	5,175	(b)	208,049
Imerys	7,210		398,683
Seche Environnement	5,060	(f)	398,288
Sechilienne-Sidec	12,817	(f)	433,469

Total			1,710,877

Germany (1.2%)
ElringKlinger	19,566	(f)	430,504
Kontron	25,913		285,372
Praktiker Bau-und Heimwerkermaerkte Holding	16,170		136,077

Total			851,953

Hong Kong (1.9%)
ASM Pacific Technology	34,900		287,836
China High Precision Automation Group	42,000	(b)	30,824
China State Construction Intl Holdings	676,000		233,288
Pacific Basin Shipping	483,000		355,001
Sa Sa Intl Holdings	670,000		431,435

Total			1,338,384

Italy (1.5%)
Bulgari	41,483		339,280
DiaSorin	12,053		428,842
Immobiliare Grande Distribuzione	163,745	(f)	330,740

Total			1,098,862

Japan (18.6%)
77 Bank	57,000	(f)	304,068
ABC-MART	15,600	(f)	480,645
AIR WATER	21,000	(f)	240,295
Asics	57,900		571,857
Canon Marketing Japan	22,000	(f)	304,284
Cosmos Pharmaceutical	21,700	(f)	478,475
Dainippon Screen Mfg	84,000	(b,f)	409,717
EPS	101		378,813
Exedy	9,600		211,705
Haseko	311,500	(b)	262,266
Hino Motors	94,000	(b)	352,672
Hitachi Koki	32,300		344,249
Hitachi Metals	41,000	(f)	395,283
HOSHIZAKI ELECTRIC	28,800		401,281
Jafco	11,000	(f)	269,847
Kakaku.com	116		425,909
Kobayashi Pharmaceutical	10,200		406,380
Kureha	49,000	(f)	239,213
Mabuchi Motor	5,000		273,402
Makita	7,900		265,076
Message	92		204,733
MIURA	15,500		398,238
Modec	22,500		433,409
Mori Seiki	44,800		454,290
Nabtesco	19,000	(f)	223,751

Issuer	Shares		Value(a)
Nihon Nohyaku	60,000		316,240
Nippon Carbon	88,000		249,627
Nippon Denko	70,000		425,017
OPT	199		274,876
Osaka Securities Exchange	103		571,841
Seven Bank	101		210,659
Shinko Plantech	42,000		449,511
Square Enix Holdings	27,300		545,418
Sugi Pharmacy	10,400	(f)	244,690
Tokyo Ohka Kogyo	19,400	(f)	337,956
Toyo Engineering	92,000		293,696
Toyo Tanso	6,700	(f)	350,090
Tsumura & Co	16,200		512,612

Total			13,512,091

Malaysia (0.4%)
Kulim Malaysia	124,000		263,412

Norway (0.4%)
Norwegian Energy	91,000	(b)	273,553

Singapore (0.8%)
Goodpack	249,000		216,716
Indofood Agri Resources	235,000	(b)	338,119

Total			554,835

South Africa (0.5%)
Aquarius Platinum	59,262	(b)	348,437

South Korea (1.5%)
CJ Cheiljedang	1,825		327,680
GS Engineering & Construction	2,413		183,934
MegaStudy	1,435	(f)	258,988
Mirae Asset Securities	5,589		278,756

Total			1,049,358

Sweden (0.6%)
Bjoern Borg	46,467		407,474

Switzerland (2.7%)
Dufry Group	7,293	(b)	473,633
Logitech Intl	23,287	(b,f)	393,427
Panalpina Welttransport Holding	5,569		387,340
Temenos Group	13,996	(b)	372,671
Valiant Holding	1,881		358,105

Total			1,985,176

United Kingdom (10.7%)
AMEC	22,735		273,955
ARM Holdings	102,967		314,624
Babcock Intl Group	59,002		526,804
Chemring Group	15,593		799,699
Chloride Group	139,353		405,280
Close Brothers Group	45,880		504,114
Connaught	55,015	(f)	280,352
Domino’s Pizza UK & IRL	94,276		478,536
GAME Group	150,605		221,005
Hampson Inds	247,362		255,696

Issuer	Shares		Value(a)
Hunting	35,391		305,367
IG Group Holdings	78,868		506,764
James Fisher & Sons	39,396		288,298
McBride	7,811		27,152
Mears Group	92,791		402,567
N Brown Group	107,536		386,491
Rightmove	42,272		355,769
Ultra Electronics Holdings	29,464		595,906
VT Group	71,587		611,045
Xchanging	85,169		258,274

Total			7,797,698

United States (40.4%)
Acadia Pharmaceuticals	67,888	(b)	84,860
Akamai Technologies	12,200	(b,f)	301,340
Allied Nevada Gold	23,600	(b,f)	299,012
AMCOL Intl	6,500	(f)	163,345
Ameron Intl	4,400	(f)	303,732
AmSurg	15,150	(b)	319,817
Anworth Mtge Asset	41,200		284,280
Applied Industrial Technologies	14,200	(f)	309,560
Applied Micro Circuits	37,000	(b)	271,210
AptarGroup	7,900		280,292
Arena Pharmaceuticals	80,315	(b,f)	250,583
Ariba	21,900	(b,f)	275,721
ARRIS Group	23,700	(b)	237,948
Artio Global Investors	12,000	(b)	294,240
BPZ Resources	44,800	(b,f)	266,112
Brocade Communications Systems	23,700	(b)	162,819
Cal Dive Intl	38,500	(b)	271,040
Capstead Mtge	21,500		285,520
Carlisle Companies	7,000		234,640
Carpenter Technology	10,800		289,440
Carter’s	13,200	(b)	341,352
Cato Cl A	16,400	(f)	335,380
Clayton Williams Energy	9,300	(b)	305,226
Comverse Technology	38,500	(b)	365,943
Cowen Group Cl A	59,000	(b)	292,050
CRA Intl	13,000	(b,f)	337,350
Crane	8,600		262,472
CreXus Investment	16,300	(b)	224,451
Cubic	5,900		230,395
CVR Energy	24,200	(b)	194,084
Dollar Financial	13,100	(b)	295,405
DSP Group	27,400	(b)	188,786
DSW Cl A	12,600	(b)	303,660
Duff & Phelps Cl A	16,600		269,584
EF Johnson Technologies	44,300	(b)	43,414
EMCOR Group	11,800	(b)	283,908
Emulex	29,200	(b,f)	328,208
Ensign Group	3,500		59,815
First Busey	30,757	(f)	109,187
First Financial Holdings	15,900	(f)	187,461
Flushing Financial	26,700		327,075
Force Protection	39,900	(b)	203,091
GeoEye	12,400	(b)	318,308
Great Lakes Dredge & Dock	44,100		260,631
Grubb & Ellis	146,000	(b,f)	213,160
Grubb & Ellis	2,200	(b,e)	218,900

Issuer	Shares		Value(a)
H&E Equipment Services	25,000	(b,f)	265,250
Hot Topic	64,500	(b,f)	370,875
Hudson Valley Holding	11,140	(f)	270,256
ICU Medical	8,800	(b)	306,064
Imation	46,100	(b,f)	412,134
Incyte	35,800	(b,f)	382,344
Inspire Pharmaceuticals	34,600	(b)	190,646
Integral Systems	23,500	(b,f)	174,370
Investors Real Estate Trust	30,600	(f)	267,138
Jaguar Mining	31,000	(b,f)	304,109
JDA Software Group	12,100	(b)	317,141
Kansas City Life Insurance	2,363	(f)	63,801
King Pharmaceuticals	27,900	(b)	335,079
Kirby	8,400	(b,f)	272,496
KIT digital	28,100	(b)	291,397
Knot	36,928	(b,f)	337,891
Lance	12,400	(f)	275,776
Leap Wireless Intl	18,000	(b)	237,420
LHC Group	9,300	(b)	286,347
Lincoln Educational Services	15,700	(b,f)	325,304
ManTech Intl Cl A	5,600	(b)	268,296
MAXIMUS	5,000		239,300
MB Financial	10,000		202,800
Medicines	50,300	(b)	416,987
MEDNAX	5,100	(b,f)	289,986
MFA Financial	36,000		264,960
Michael Baker	7,700	(b)	300,378
NBTY	7,000	(b)	311,710
NETGEAR	14,000	(b,f)	288,960
Neutral Tandem	22,400	(b,f)	346,304
Northern Oil and Gas	25,400	(b)	280,670
Novatel Wireless	50,700	(b,f)	379,236
Odyssey HealthCare	14,800	(b)	217,264
OfficeMax	22,300	(b,f)	289,231
Oilsands Quest	289,600	(b,f)	240,368
Oilsands Quest PIPE (Private Investment in Public Equity)	46,100	(b,d,e)	36,924
Old Natl Bancorp	26,700		321,469
OSI Systems	12,600	(b)	333,522
Park Electrochemical	10,800		283,500
Parkervision	61,600	(b,f)	98,560
Portland General Electric	14,900	(f)	290,550
Prospect Capital	25,900	(f)	295,519
Quantum	87,100	(b)	222,976
Quidel	21,200	(b,f)	281,536
Regis	19,600		312,228
Rentech	146,400	(b,f)	174,216
ResCare	24,500	(b)	220,745
Retail Ventures	26,000	(b)	215,280
Rigel Pharmaceuticals	45,854	(b,f)	376,461
Rosetta Resources	14,200	(b)	291,952
RSC Holdings	34,500	(b,f)	247,710
SeaChange Intl	42,600	(b,f)	275,622
Shutterfly	14,100	(b,f)	223,062
SRA Intl Cl A	10,500	(b)	180,810
Swift Energy	12,600	(b,f)	315,755
TAL Intl Group	19,400	(f)	273,540
Terex	14,800	(b,f)	289,340
Titanium Asset Management	95,000	(b,e)	237,500
Trimble Navigation	2,900	(b)	66,381
TTM Technologies	26,800	(b)	277,380

Issuer	Shares		Value(a)
Unisource Energy	10,100		310,474
Universal Stainless & Alloy Products	15,700	(b,f)	286,211
W&T Offshore	29,200	(f)	260,172
Westar Energy	14,300		305,019
World Acceptance	6,800	(b,f)	274,652

Total			29,286,161

Total Common Stocks (Cost: $63,385,577)			$69,010,916

Preferred Stocks & Other (0.5%)(c)

Issuer	Shares		Value(a)
United Kingdom (—%)
Titanium Asset Management
Warrants	95,000	(b,e,g)	$—

United States (0.5%)
Callaway Golf
Series B Cv	2,700	(d)	331,682
Oilsands Quest
Warrants	86,600	(b,e)	25,980
Rentech
Warrants	7,000	(e)	4,498

Total Preferred Stocks & Other (Cost: $268,935)			$362,160

Bonds (0.3%)(c)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Canada (0.3%)
Scorpio Mining
Cv
03-05-11	7.00%	$238,400	(e,f)	$205,596
United States (—%)
Nova Biosource Fuels
Cv
09-30-12	0.00	948,707	(b,g)	—

Total Bonds (Cost: $1,182,593)				$205,596

Money Market Fund (3.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	2,187,429	(h)	$2,187,429

Total Money Market Fund (Cost: $2,187,429)			$2,187,429

Investments of Cash Collateral Received for Securities on Loan (18.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	13,103,223	$13,103,223

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,103,223)		$13,103,223

Total Investments in Securities (Cost: $80,127,757)(i)		$84,869,324

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	3.9%	$2,811,049
Air Freight & Logistics	0.8	604,056
Auto Components	0.9	642,209
Biotechnology	1.5	1,094,248
Building Products	0.4	303,732
Capital Markets	4.0	2,901,112
Chemicals	1.9	1,397,301
Commercial Banks	3.1	2,272,501
Commercial Services & Supplies	2.2	1,608,011
Communications Equipment	2.9	2,128,918
Computers & Peripherals	1.9	1,407,773
Construction & Engineering	3.6	2,585,933
Construction Materials	0.6	398,683
Consumer Finance	0.8	570,057
Containers & Packaging	0.4	280,292
Distributors	1.2	853,770
Diversified Consumer Services	1.2	896,520
Diversified Financial Services	1.5	1,078,605
Diversified Telecommunication Services	0.5	346,304
Electric Utilities	1.3	906,043
Electrical Equipment	1.4	1,004,997
Electronic Equipment, Instruments & Components	2.1	1,526,601
Energy Equipment & Services	2.0	1,427,915
Entertainment	0.5	331,682
Food & Staples Retailing	1.0	723,165
Food Products	2.4	1,748,795
Health Care Equipment & Supplies	1.8	1,288,830
Health Care Providers & Services	2.2	1,598,707
Hotels, Restaurants & Leisure	0.7	478,536
Household Durables	1.2	871,591
Household Products	—	27,152
Independent Power Producers & Energy Traders	0.6	433,469
Industrial Conglomerates	0.3	234,640
Insurance	0.5	382,164
Internet & Catalog Retail	0.8	609,553
Internet Software & Services	1.9	1,356,537
IT Services	1.6	1,121,050
Life Sciences Tools & Services	0.9	631,129
Machinery	4.0	2,875,299
Marine	0.9	627,497
Media	0.9	630,645
Metals	0.3	205,596
Metals & Mining	4.6	3,309,889
Multiline Retail	0.3	215,280
Oil, Gas & Consumable Fuels	6.1	4,404,998
Personal Products	1.0	718,090
Pharmaceuticals	2.0	1,455,324
Professional Services	0.8	579,539
Real Estate Investment Trusts (REITs)	2.3	1,657,089
Real Estate Management & Development	1.5	1,062,387
Road & Rail	0.5	328,447
Semiconductors & Semiconductor Equipment	2.4	1,757,545
Software	2.4	1,770,201
Specialty Retail	4.2	3,041,941
Textiles, Apparel & Luxury Goods	2.3	1,659,963
Thrifts & Mortgage Finance	0.7	514,536
Trading Companies & Distributors	1.9	1,401,076
Water Utilities	0.3	242,280
Wireless Telecommunication Services	0.3	237,420
Other(1)	21.2	15,290,652

Total		84,869,324

(1)	Cash and Cash Equivalents
Investment in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 1, 2010	54,978	61,171	—	$(884.00)
	U.S. Dollar	Australian Dollar

Feb. 2, 2010	27,830	25,102	493	—
	Australian Dollar	U.S. Dollar

Feb. 2, 2010	33,866	31,754	77	—
	Canadian Dollar	U.S. Dollar

Feb. 3, 2010	285,799	255,533	2,801	—
	Australian Dollar	U.S. Dollar

Feb. 3, 2010	16,052	25,673	17	—
	British Pound	U.S. Dollar

Feb. 3, 2010	18,040,902	200,011	134	—
	Japanese Yen	U.S. Dollar

Total			$3,522	$(884)

Notes to Portfolio of Investments

ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual report dated Oct. 31, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $368,606 or 0.51% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $735,366, representing 1.02% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Grubb & Ellis	10-23-09	$220,000
Oilsands Quest
PIPE (Private Investment in Public Equity)	12-17-09	48,405
Oilsands Quest
Warrants	05-01-09	—
Rentech
Warrants	04-20-07	—
Scorpio Mining
7.00% Cv 2011	05-02-08	233,866
Titanium Asset Management	06-13-07	570,000
Titanium Asset Management
Warrants	06-13-07	—
Value Creation	08-10-06 thru 04/30/07	591,585

(f)	At Jan. 31, 2010, security was partially or fully on loan.

(g)	Negligible market value.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(i)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $80,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,371,000
Unrealized depreciation	(6,630,000)

Net unrealized appreciation	$4,741,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of Jan.31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)
Aerospace & Defense	$548,703	$2,262,346	$—	$2,811,049
Air Freight & Logistics	—	604,056	—	604,056
Auto Components	—	642,209	—	642,209
Capital Markets	1,604,928	1,290,216	5,968	2,901,112
Chemicals	—	1,397,301	—	1,397,301
Commercial Banks	903,712	1,368,789	—	2,272,501
Commercial Services & Supplies	—	1,608,011	—	1,608,011
Communications Equipment	1,801,474	327,444	—	2,128,918
Computers & Peripherals	1,014,346	393,427	—	1,407,773
Construction & Engineering	844,916	1,741,017	—	2,585,933
Construction Materials	—	398,683	—	398,683
Distributors	—	853,770	—	853,770
Diversified Consumer Services	637,532	258,988	—	896,520
Diversified Financial Services	—	1,078,605	—	1,078,605
Electrical Equipment	—	1,004,997	—	1,004,997
Electronic Equipment, Instruments & Components	991,607	534,994	—	1,526,601
Energy Equipment & Services	271,040	1,156,875	—	1,427,915
Food & Staples Retailing	—	723,165	—	723,165
Food Products	539,632	1,209,163	—	1,748,795
Health Care Equipment & Supplies	587,600	701,230	—	1,288,830
Health Care Providers & Services	1,393,974	204,733	—	1,598,707
Hotels, Restaurants & Leisure	—	478,536	—	478,536
Household Durables	—	871,591	—	871,591
Household Products	—	27,152	—	27,152
Independent Power Producers & Energy Traders	—	433,469	—	433,469
Internet & Catalog Retail	223,062	386,491	—	609,553
Internet Software & Services	930,628	425,909	—	1,356,537
IT Services	862,776	258,274	—	1,121,050
Life Sciences Tools & Services	—	631,129	—	631,129
Machinery	754,903	2,120,396	—	2,875,299
Marine	272,496	355,001	—	627,497
Media	—	630,645	—	630,645
Metals & Mining	2,141,152	1,168,737	—	3,309,889
Oil, Gas & Consumable Fuels	2,328,556	2,045,964	—	4,374,520
Personal Products	311,710	406,380	—	718,090
Pharmaceuticals	942,712	512,612	—	1,455,324
Professional Services	337,350	242,189	—	579,539
Real Estate Investment Trusts (REITs)	1,326,349	330,740	—	1,657,089
Real Estate Management & Development	213,160	630,327	218,900	1,062,387
Road & Rail	—	328,447	—	328,447
Semiconductors & Semiconductor Equipment	459,996	1,297,549	—	1,757,545
Software	852,112	918,089	—	1,770,201
Specialty Retail	1,299,146	1,742,795	—	3,041,941
Textiles, Apparel & Luxury Goods	341,352	1,318,611	—	1,659,963
Water Utilities	—	242,280	—	242,280
All Other Industries(b)	6,485,792	—	—	6,485,792
Preferred Stocks & Other
Entertainment	—	331,682	—	331,682
Oil, Gas & Consumable Fuels	25,980	4,498	—	30,478

Total Equity Securities	31,248,696	37,899,512	224,868	69,373,076

Bonds
Corporate Debt Securities	—	—	205,596	205,596

Total Bonds	—	—	205,596	205,596

Other
Affiliated Money Market Fund(c)	2,187,429	—	—	2,187,429
Investments of Cash Collateral Received for Securities on Loan(d)	13,103,223	—	—	13,103,223

Total Other	15,290,652	—	—	15,290,652

Investments in Securities	46,539,348	37,899,512	430,464	84,869,324
Other Financial Instruments(e)	—	2,638	—	2,638

Total	$46,539,348	$37,902,150	$430,464	$84,871,962

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate Debt
	Common Stocks	Securities	Total

Balance as of Oct. 31, 2009	$224,820	$202,242	$427,062
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	48	982	1,030
Net purchases (sales)	—	—	—
Transfers in and/or out of Level 3	—	2,372	2,372

Balance as of Jan. 31, 2010	$224,868	$205,596	$430,464

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $(9,727), which is comprised of Common Stocks of $(7,867) and Corporate Debt Securities of $(1,860).

Investments in Securities
Seligman Global Technology Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks (95.5%)

Issuer	Shares		Value(a)
Communications Equipment (5.8%)
Cisco Systems	637,049	(b)	$14,314,492
Emulex	124,400	(b)	1,398,256
QUALCOMM	307,871		12,065,464

Total			27,778,212

Computers & Peripherals (15.4%)
Acer	902,060	(c)	2,512,676
Apple	94,155	(b)	18,089,059
Electronics for Imaging	286,103	(b)	3,315,934
EMC	556,452	(b)	9,276,055
Hewlett-Packard	359,845		16,937,904
HTC	433,000	(c)	4,232,597
IBM	46,593		5,702,517
Lexmark Intl Cl A	90,996	(b)	2,346,787
NetApp	229,793	(b)	6,693,870
Netezza	416,704	(b,d)	3,787,839
Teradata	47,900	(b)	1,339,763

Total			74,235,001

Diversified Financial Services (1.0%)
BM&FBOVESPA	708,600	(c)	4,761,403

Diversified Telecommunication Services (1.5%)
Deutsche Telekom ADR	320,900	(c)	4,129,983
Koninklijke (Royal) KPN	191,332	(c)	3,167,715

Total			7,297,698

Electrical Equipment (0.3%)
Silitech Technology	413,000	(c)	1,452,688

Electronic Equipment, Instruments & Components (5.3%)
Avnet	99,000	(b)	2,617,560
Hon Hai Precision Industry	1,410,000	(c)	5,876,383
Ibiden	73,800	(c)	2,520,132
Kyocera	28,300	(c)	2,561,473
Murata Mfg	29,500	(c)	1,618,525
Nidec	48,600	(c)	4,763,968
TDK	47,000	(c)	3,036,158
Tripod Technology	757,000	(c)	2,586,216

Total			25,580,415

Health Care Equipment & Supplies (0.5%)
Hologic	152,600	(b)	2,299,682

Health Care Providers & Services (0.3%)
Emdeon Cl A	82,600	(b)	1,259,650

Issuer	Shares		Value(a)
Household Durables (0.7%)
LG Electronics	37,600	(c)	3,508,555

Internet Software & Services (8.3%)
Baidu.com ADR	8,300	(b,c)	3,417,193
eBay	168,252	(b)	3,873,161
Open Text	485,069	(b,c)	19,121,421
SINA	71,300	(b,c,d)	2,578,208
TelecityGroup	377,657	(b,c)	2,356,514
Tencent Holdings	130,100	(c)	2,411,991
VeriSign	269,808	(b,d)	6,181,301

Total			39,939,789

IT Services (9.2%)
Amdocs	797,638	(b,c)	22,804,470
Fidelity Natl Information Services	190,148		4,479,887
Rolta India	1,839,900	(c)	8,101,087
Tivit Terceirizacao de Tecnologia e Servicos	936,503	(c)	7,612,640
Xchanging	519,618	(c)	1,575,737

Total			44,573,821

Office Electronics (1.1%)
Konica Minolta Holdings	247,000	(c)	2,523,526
Xerox	300,100		2,616,872

Total			5,140,398

Pharmaceuticals (0.5%)
Abbott Laboratories	44,133		2,336,401

Semiconductors & Semiconductor Equipment (5.6%)
Avago Technologies	228,099	(b,c)	3,964,361
Lam Research	113,600	(b)	3,749,936
Marvell Technology Group	132,017	(b,c)	2,301,056
Microchip Technology	53,500	(d)	1,380,835
Natl Semiconductor	309,318	(d)	4,101,557
Novellus Systems	233,200	(b)	4,873,880
ON Semiconductor	871,700	(b,d)	6,284,956
SUMCO	26,100	(c)	449,184

Total			27,105,765

Software (40.0%)
3i Infotech	1,273,700	(c)	2,254,836
Adobe Systems	60,627	(b)	1,958,252
AsiaInfo Holdings	153,482	(b,c,d)	3,668,220
Aspen Technology	541,708	(b)	5,051,427
BMC Software	329,356	(b)	12,726,316
Check Point Software Technologies	718,205	(b,c)	22,968,196
JDA Software Group	260,900	(b,d)	6,838,189
Longtop Financial Technologies ADR	111,496	(b,c,d)	3,864,451
Mentor Graphics	719,891	(b)	5,773,526
Micro Focus Intl	1,688,805	(c)	13,751,040
Microsoft	568,916		16,032,053
Misys	686,300	(b,c)	2,343,652

Issuer	Shares		Value(a)
NCSoft	31,800	(c)	3,538,813
NICE Systems ADR	37,294	(b,c)	1,085,628
Nuance Communications	807,199	(b)	12,124,129
Oracle	640,872		14,778,508
Parametric Technology	1,024,136	(b)	16,959,692
SonicWALL	463,134	(b)	3,529,081
Symantec	1,209,662	(b)	20,503,771
Synopsys	999,072	(b)	21,250,262
Websense	154,019	(b)	2,853,972

Total			193,854,014

Total Common Stocks (Cost: $418,919,778)			$461,123,492

Money Market Fund (3.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	15,852,889	(e)	$15,852,889

Total Money Market Fund (Cost: $15,852,889)			$15,852,889

Investments of Cash Collateral Received for Securities on Loan (1.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	8,355,664	$8,355,664

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $8,355,664)		$8,355,664

Total Investments in Securities (Cost: $443,128,331)(f)		$485,332,045

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by county as a percentage of net assets at Jan. 31, 2010.

Country	Percentage of net assets
Bermuda	0.5%
Brazil	2.6%
Canada	4.0%
China	3.3%
Germany	0.8%
Guernsey	4.7%
India	2.1%
Israel	5.0%
Japan	3.6%
Netherlands	0.7%
Singapore	0.8%
South Korea	1.5%
Taiwan	3.4%
United Kingdom	4.1%

Total Foreign Securities	37.1%

United States	63.4%

Investment in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Feb. 3, 2010	2,817,392 British Pound	4,504,962 U.S. Dollar	$1,926	$—

Feb. 3, 2010	1,504,264 European Monetary Unit	2,088,062 U.S. Dollar	2,701	—

Feb. 3, 2010	40,552,831 Japanese Yen	448,262 U.S. Dollar	—	(694)

Total			$4,627	$(694)

Notes to Portfolio of Investments
ADR — American Depository Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Jan. 31, 2010, the value of foreign securities, excluding short-term securities, represented 37.15% of net assets.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $443,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$55,221,000
Unrealized depreciation	(13,017,000)

Net unrealized appreciation	$42,204,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Computers & Peripherals	$67,489,728	$6,745,273	$—	$74,235,001
Diversified Financial Services	—	4,761,403	—	4,761,403
Diversified Telecommunication Services	4,129,983	3,167,715	—	7,297,698
Electrical Equipment	—	1,452,688	—	1,452,688
Electronic Equipment, Instruments & Components	2,617,560	22,962,855	—	25,580,415
Household Durables	—	3,508,555	—	3,508,555
Internet Software & Services	35,171,283	4,768,506	—	39,939,789
IT Services	27,284,358	17,289,463	—	44,573,821
Office Electronics	2,616,872	2,523,526	—	5,140,398
Semiconductors & Semiconductor Equipment	26,656,581	449,184	—	27,105,765
Software	171,965,673	21,888,341	—	193,854,014
Other Industries(b)	33,673,945	—	—	33,673,945

Total Equity Securities	371,605,983	89,517,509	—	461,123,492

Other
Affiliated Money Market Fund(c)	15,852,889	—	—	15,852,889
Investments of Cash Collateral Received for Securities on Loan(d)	8,355,664	—	—	8,355,664

Total Other	24,208,553	—	—	24,208,553

Investments in Securities	395,814,536	89,517,509	—	485,332,045
Other Financial Instruments(e)	—	3,933	—	3,933

Total	$395,814,536	$89,521,442	$—	$485,335,978

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                 Seligman Global Fund Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 31, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 31, 2010